Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ (5,492)	$ (5,886)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1,730	2,310	[1]
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 78,261	$ 86,520	[1]
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.50%	4.11%	[1]
Hedging	$ 613	$ 626	[1]
Before hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.44%	3.87%	[1]
Hedging	$ 50	$ 34	[1]
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.68%
Hedging	$ 1,048	$ 1,113	[1]
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.27%	2.27%	[1]
Hedging	$ 20,391	$ 21,654	[1]
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.13%	4.35%	[1]
Hedging	$ 2,208	$ 3,611	[1]
Before hedging [Member] | South Korean Won [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 1
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.96%	3.85%	[1]
Hedging	$ 46	$ 31	[1]
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.05%	1.67%	[1]
Hedging	$ 430	$ 463	[1]
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.99%	4.93%	[1]
Hedging	$ 53,478	$ 59,399	[1]
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	13.39%	5.37%	[1]
Hedging	$ 252	$ 734	[1]
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	10.53%	8.09%	[1]
Hedging	$ 1,476	$ 1,165	[1]
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4,557	6,164	[1]
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 75,434	$ 82,667	[1]
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.34%	1.21%	[1]
Hedging	$ 1,455	$ 2,043	[1]
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.37%	4.29%	[1]
Hedging	$ 3,741	$ 3,158	[1]
After hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.50%	1.78%	[1]
Hedging	$ 1,230	$ 194	[1]
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.68%
Hedging	$ 1,048	$ 1,113	[1]
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.31%	2.11%	[1]
Hedging	$ 21,242	$ 27,553	[1]
After hedging [Member] | Pound Sterling [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.70%	1.05%	[1]
Hedging	$ 1,078	$ 1,002	[1]
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.55%	4.43%	[1]
Hedging	$ 1,607	$ 2,937	[1]
After hedging [Member] | South Korean Won [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.08%	1.67%	[1]
Hedging	$ 311	$ 502	[1]
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.94%	0.87%	[1]
Hedging	$ 1,896	$ 1,695	[1]
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.27%	5.41%	[1]
Hedging	$ 44,547	$ 46,288	[1]
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.17%	5.99%	[1]
Hedging	$ 666	$ 1,504	[1]
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	12.19%	9.62%	[1]
Hedging	$ 1,172	$ 841	[1]

[1]	Amended to conform to 2022 presentation.